Prepayments and other assets - Changes in the allowance for doubtful accounts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Prepayments and other assets
At the beginning of the year/period	¥ 3,441
Allowance made during the year	3,124
Allowance write-off during the year	(3,441)
At the end of the year/period	¥ 3,124